Financial income and expenses - Summary of Financial Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial income on deposits and money market funds	$ 2	$ 2	$ 3
Interest income on loans and other assets	6	2	3
Financial income	8	4	6
Interest expense on bonds and syndicated facility	109	102	78
Interest expense on lease liabilities	29	37	41
Capitalised interest	0	(1)	(5)
Unwind of discount on deferred purchase consideration	1	1	1
Other charges	8	5	6
Financial expenses	147	144	121
Financial expenses before exceptional items	147	130	121
Financial expenses	147	144	$ 121
Exceptional items [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Financial expenses	0	14
Financial expenses	$ 0	$ 14